Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000240297
Shareholder Report [Line Items]
Fund Name	Hypatia Women CEO ETF
Trading Symbol	WCEO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hypatia Women CEO ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wceoetf.com/. You can also request this information by contacting us at 1-888-338-3166.
Additional Information Phone Number	1-888-338-3166
Additional Information Website	https://www.wceoetf.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hypatia Women CEO ETF	$43	0.85%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 4,279,123
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 16,423
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,279,123
Number of Portfolio Holdings	174
Advisory Fee	$16,423
Portfolio Turnover	49%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%